Financial instruments:	9 Months Ended
Dec. 31, 2011
Financial instruments:
Financial instruments:
24.	Financial instruments:

(a)	Financial risk management:

The Company has exposure to liquidity risk, credit risk, foreign currency risk, and interest rate risk.

(b)	Liquidity risk:

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they are due. The Company has sustained losses and negative cash flows from operations since inception. At December 31, 2011, the Company has $85,677 of cash, cash equivalents, and short-term investments.

The following are the contractual maturities of financial obligations as at December 31, 2011:

	Carrying amount	Contractual cash flows	< 1 year	1-3 years	4-5 years	> 5 years
Accounts payable and accrued liabilities	$55,807	$55,807	$55,807	—	—	—
Unsecured subordinated debentures (1)	35,398	44,077	2,246	41,831	—	—
Long-term payable (2)	9,330	9,859	—	9,859	—	—
Senior financing (3)	24,871	28,791	8,124	8,866	9,493	2,308
Senior revolving financing (3)	11,360	14,386	12,191	1,033	1,033	129
Other bank financing	2,557	2,720	1,711	470	395	144
Other long-term debt	2,629	2,845	1,236	1,347	260	2
Operating lease commitments	—	10,568	4,122	5,073	1,373	—
Royalty payments(4)	—	23,735	1,327	2,655	19,753	—

	$141,952	$192,788	$86,764	$71,134	$32,307	$2,583

(1)	Includes interest at 9%.
(2)	Includes interest at 3.72%.
(3)	Includes interest at 4.1%, the rate in effect at December 31, 2011.
(4)

From fiscal 2011 to 2015, inclusive, the Company is obligated to pay annual royalties equal to the greater of $1,327 (CDN$1,350) or 0.33% of the Company’s gross annual revenue from all sources, provided that gross revenue exceeds CDN$13,500 in any aforementioned fiscal year, up to a maximum of $27,718 (CDN$28,189). The Company has assumed the minimum required payments.

The Company expects to be able to meet its future financial obligations with its current source of funds. However, there are uncertainties related to the timing of the Company’s cash inflows and outflows, specifically around the sale of inventories and amounts required for market and product development costs. These uncertainties include the volume of commercial sales related to its natural gas engines and fuel system products and the development of markets for, and customer acceptance of, these products. As a result, the Company may need to seek additional equity or arrange debt financing, which could include additional lines of credit, in order to meet its financial obligations.

(c)	Credit risk:

Credit risk arises from the potential that a counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s cash and cash equivalents, short-term investments, accounts receivable and loan receivable. The Company manages credit risk associated with cash and cash equivalents and short-term investments by regularly consulting with its current bank and investment advisors and investing primarily in liquid short-term paper issued by Schedule 1 Canadian banks, R1 rated companies and governments. The Company monitors its portfolio, and its policy is to diversify its investments to manage this potential risk.

The Company is also exposed to credit risk with respect to uncertainties as to timing and amount of collectability of accounts receivable and loans receivable. As at December 31, 2011, 77% (March 31, 2010 – 85%) of accounts receivable relates to customer receivables, 2% (March 31, 2010 – 8%) relates to government grants receivable and 21% (March 31, 2010 – 7%) relates to amounts due from partners and indirect and value added taxes receivable. The loan receivable in current assets is due from Cummins Inc., a large U.S. based engine manufacturer and the Company’s joint venture partner. The Company is also exposed to credit risk on a loan receivable from a private energy company (note 7). In order to minimize the risk of loss for customer receivables, the Company’s extension of credit to customers involves review and approval by senior management as well as progress payments as contracts are executed. Most sales are invoiced with payment terms in the range of 30 days to 90 days. The Company reviews its customer receivable accounts and regularly recognizes an allowance for doubtful receivables as soon as the account is determined not to be fully collectible. Estimates for allowance for doubtful debts are determined by a customer-by-customer evaluation of collectability at each balance sheet reporting date, taking into consideration past due amounts and any available relevant information on the customers’ liquidity and financial position.

The carrying amount of cash and cash equivalents, short-term investments, accounts receivable, loan receivable and other assets of $164,604 at December 31, 2011 represents the Company’s maximum credit exposure.

(d)	Foreign currency risk:

Foreign currency risk is the risk that the fair value of future cash flows of financial instruments will fluctuate because of changes in foreign currency exchange rates. The Company conducts a significant portion of its business activities in foreign currencies, primarily the United States dollar (“U.S.”) and the Euro (“Euro”). Cash and cash equivalents, short-term investments, accounts receivable, accounts payable, and long-term debt that are denominated in foreign currencies will be affected by changes in the exchange rate between the Canadian dollar and these foreign currencies.

The Company’s objective in managing its foreign currency risk is to minimize its net exposures to foreign currency cash flows by transacting with third parties in U.S. dollars and Canadian dollars to the maximum extent possible and practical. The Company attempts to limit its exposure to foreign currency risk by holding a combination of Canadian and U.S. denominated cash and cash equivalents and short-term investments based on forecasted Canadian or U.S. dollar net expenditures. The Company currently does not enter into any forward foreign currency contracts to further limit its exposure.

The Company’s functional currency is the Canadian dollar. The U.S. dollar and the Euro carrying amount of financial instruments subject to exposure to foreign currency risk in the consolidated balance sheet at December 31, 2011 is as follows:

U.S. dollars
Cash and cash equivalents	$28,311
Short-term investments	11,955
Accounts receivable	781
Other assets	2,446
Accounts payable	3,484

Euros
Cash and cash equivalents	€339
Long-term debt	7,193

If foreign exchange rates on December 31, 2011 had changed by 25 basis points, with all other variables held constant, net loss for the year ended December 31, 2011 would have changed by $100 and $17 for US dollar denominated and Euro denominated financial instruments, respectively. The Company’s exposure to currencies other than U.S. dollars and Euros is not material.

(e)	Interest rate risk:

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is subject to interest rate risk on its loan receivable and certain long-term debt with variable rates of interest. The Company limits its exposure to interest rate risk by continually monitoring and adjusting portfolio duration to align to forecasted cash requirements and anticipated changes in interest rates.

If interest rates for the year ended December 31, 2011 had changed by 50 basis points, with all other variables held constant, net loss for the year ended December 31, 2011 would have changed by $17.

(f)	Fair value of financial instruments:

The carrying amounts reported in the balance sheets for cash and cash equivalents, accounts receivable, loan receivable and accounts payable and accrued liabilities approximate their fair values due to the short-term period to maturity of these instruments.

The Company’s short-term investments are recorded at fair value. The long-term investment represents our interests in the WWI and Minda-Emer joint ventures, which are accounted for using the equity method.

The carrying value reported in the balance sheets for obligations under capital lease, which is based upon discounted cash flows, approximates its fair value.

Other assets consist of a note receivable from by a private energy company (note 8). It is recorded at the outstanding principal amount plus accrued interest. Given that the company is private, there is a lack of observable market data. However, the Company believes that the carrying value of the note approximates its fair value as the interest rate of 12.5% represents a market-based rate that would be demanded for a note with similar terms and conditions.

The Company also received warrants to purchase common shares under the Note and Warrant Purchase Agreement. As the shares are privately held, there is a lack of observable market data and the fair value of the common shares is not readily determinable. The Company believes the fair value of the warrants is nominal given the counterparty’s development activities are still at an early stage.

The carrying value reported in the balance sheet for the unsecured subordinated debenture notes (note 13(a)) approximates its fair value, based on market rates of interest for similar indebtedness. Additionally, the interest rate on the notes approximates the interest rate being demanded in the market for debt with similar terms and conditions.

The carrying value reported in the balance sheet for other long-term payable (note 13(b)) is recorded at amortized cost using the effective interest rate method. It is being accreted to the gross proceeds of €7,600 that is payable to OMVL on July 2, 2013 at the effective interest rate of 3.65%. As at December 31, 2011, the fair value of the long-term debt is higher than its carrying value by $191 based on a market interest rate of 2.35%.

The carrying value reported in the balance sheet for senior financing agreements (note 13(c)) approximates its fair value as at December 31, 2011, as the interest rate on the debt is floating and therefore approximates the market rate of interest. The Company’s credit spread also has not substantially changed from the 2.5% premium currently paid.

The Company categorizes its fair value measurements for items measured at fair value on a recurring basis into three categories as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –	Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 –	Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

When available, the Company uses quoted market prices to determine fair value and classify such items in Level 1. When necessary, Level 2 valuations are performed based on quoted market prices for similar instruments in active markets and/or model-derived valuations with inputs that are observable in active markets. Level 3 valuations are undertaken in the absence of reliable Level 1 or Level 2 information.

As at December 31, 2011, cash and cash equivalents and short-term investments are measured at fair value on a recurring basis and are included in Level 1.